Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2022
SA Invesco Main Street Large Cap Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Invesco Main Street Large Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2023. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000®Index (the “Index”). As of February 28, 2022, the median market capitalization of a company in the Index was approximately $14.28 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $549.21 billion. The Portfolio intends to invest in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies and may invest in companies of any market capitalization range. Other types of equity securities in which the Portfolio may invest include preferred stocks, warrants and rights. The Portfolio may also invest in foreign investments, including emerging markets.The Sub-Adviser uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis.The Portfolio aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the subadviser uses the following sell criteria:•the stock price is approaching its target,•the company’s competitive position deteriorates,•poor execution by the company’s management, or •more attractive alternative investment ideas have been identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. Models may depend heavily on the accuracy and reliability of historical data that is supplied by third parties or other external sources. When a model or data used in managing the Portfolio contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the Portfolio may realize losses. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.OppenheimerFunds, Inc. (“Oppenheimer”) served as subadviser of the Portfolio since May 1, 2007. Upon the acquisition of Oppenheimer on May 24, 2019, Invesco Advisers, Inc. (“Invesco”) assumed subadvisory duties of the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202018.12%Lowest QuarterlyReturn:March 31, 2020-20.48%Year to Date MostRecent Quarter:March 31, 2022-6.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2021)
SA Invesco Main Street Large Cap Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 938
2012	rr_AnnualReturn2012	16.89%
2013	rr_AnnualReturn2013	31.16%
2014	rr_AnnualReturn2014	10.46%
2015	rr_AnnualReturn2015	3.00%
2016	rr_AnnualReturn2016	11.64%
2017	rr_AnnualReturn2017	16.89%
2018	rr_AnnualReturn2018	(7.86%)
2019	rr_AnnualReturn2019	31.92%
2020	rr_AnnualReturn2020	13.38%
2021	rr_AnnualReturn2021	27.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
1 Year	rr_AverageAnnualReturnYear01	27.78%
5 Years	rr_AverageAnnualReturnYear05	15.53%
10 Years	rr_AverageAnnualReturnYear10	14.89%
SA Invesco Main Street Large Cap Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	$ 1,115
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	15.36%
10 Years	rr_AverageAnnualReturnYear10	14.72%
SA Invesco Main Street Large Cap Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	$ 1,232
1 Year	rr_AverageAnnualReturnYear01	27.47%
5 Years	rr_AverageAnnualReturnYear05	15.24%
10 Years	rr_AverageAnnualReturnYear10	14.60%
SA Invesco Main Street Large Cap Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2023, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.75% of the Portfolio’s average daily net assets on the first $50 million, 0.70% of the Portfolio’s average daily net assets on the next $200 million and 0.65% of the Portfolio’s average daily net assets over $250 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Advisory Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2023only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.